Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund
TOUCHSTONE CAPITAL GROWTH FUND SUMMARY
The Fund's Investment Goal
The Touchstone Capital Growth Fund (the “Fund”) seeks to provide investors with long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 37 and in the Fund's Statement of Additional Information (“SAI”) on page 61.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Capital Growth Fund (USD $)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Capital Growth Fund		Class A	Class C	Class Y	Institutional Class
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		1.71%	7.21%	0.40%	24.21%
Total Annual Fund Operating Expenses		2.66%	8.91%	1.10%	24.91%
Fee Waiver or Expense Reimbursement	[1]	(1.41%)	(6.91%)	(0.10%)	(24.01%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1]	1.25%	2.00%	1.00%	0.90%
[1]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors will on a daily basis waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 1.25%, 2.00%, 1.00%, and 0.90% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This expense limitation is effective through October 29, 2015, but the Board of Trustees of the Fund (the “Board”) can terminate the agreement if it deems the termination to be beneficial to the Fund. The terms of Touchstone Advisors' contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual expense limits for the period indicated). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example Touchstone Capital Growth Fund (USD $)	Class A	Class C	Class Y	Institutional Class
1 Year	695	303	102	92
3 Years	1,227	1,967	340	4,297
5 Years	1,785	3,597	597	6,994
10 Years	3,298	7,144	1,331	10,229

Assuming No Redemption
Expense Example, No Redemption (USD $)	Touchstone Capital Growth Fund Class C
1 Year	203
3 Years	1,967
5 Years	3,597
10 Years	7,144

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

The Fund's Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of large-cap companies. For purposes of this Fund, large-cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the Russell 1000® Growth Index (between approximately $712 million and $614 billion as of its most recent reconstitution on August 31, 2014). The size of the companies in the Russell 1000® Growth Index will change with market conditions. Equity securities include common and preferred stocks. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer. The Fund may also focus its investments within certain sectors.

The Fund's sub-advisor, Ashfield Capital Partners, LLC (“Ashfield”), seeks to invest in companies that in Ashfield's opinion have above average growth. Ashfield utilizes a systematic and integrated investment process to implement the Fund's investment strategy:

•                  Quantitative. Ashfield employs a quantitative screening process that efficiently narrows the universe to a focused list of securities that possess attractive characteristics (size, liquidity, growth and valuation) and ranks them based on expectations of earnings improvement/deterioration.

•                  Qualitative. Ashfield next employs a qualitative process and conducts rigorous fundamental research on the group of ranked stocks to further narrow the group of eligible stocks.

•                  Construct Portfolio. In the final stage, Ashfield constructs the Fund's portfolio.

•                  Top-Down Thematic Overlay. Ashfield seeks to identify segments or sectors of the economy benefitting from above average secular growth trends. The top-down thematic overlay serves as an input into the stock selection and portfolio construction processes.

Ashfield's sell discipline will trigger a review for potential sale if:

•                  The stock falls to the bottom 20% of its equity ranking model;

•                  A fundamental change in the company's business model or management occurs;

•                  There is a change in Ashfield's thematic emphasis;

•                  The company receives a low forensic accounting score; or

•                  The weight of the security exceeds 7% of the portfolio. The maximum position size held will be the greater of 5% or 1.25x the Russell 1000® Growth Index weight.

The Fund's Principal Risks

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

•                  Large-Cap Risk: The Fund is subject to the risk that stocks of larger companies may underperform relative to those of small- and mid-sized companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Growth Investing Risk: Growth-oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

Sector Focus Risk: The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

The Fund's Performance(1)	[1]
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 1000® Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Capital Growth Fund — Class Y Shares Total Return as of December 31

Best Quarter: First Quarter 2012 16.50% Worst Quarter: Fourth Quarter 2008 (26.94)% The year-to-date return for the Fund's Class Y shares as of September 30, 2014 is 13.25%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.

The respective start dates for Class A, C, Y, and Institutional Class shares are: September 30, 2003, April 12, 2012, November 29, 1996, and December 20, 2006. For the periods prior to the class' particular start date, Classes A, C, and Institutional Class shares use the historical performance of Class Y shares. Each class' performance reflects its fees and expenses.

Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns Touchstone Capital Growth Fund	Label	1 Year	5 Years	10 Years
Class Y	Class Y Return Before Taxes	31.02%	19.10%	6.30%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	31.00%	19.03%	6.27%
Class Y After Taxes on Distributions and Sale of Fund Shares	Class Y Return After Taxes on Distributions and Sale of Fund Shares	17.57%	15.56%	5.07%
Class A	Class A Return Before Taxes	23.14%	17.40%	5.39%
Class C	Class C Return Before Taxes	28.71%	18.25%	5.40%
Institutional Class	Institutional Class Return Before Taxes	31.15%	19.21%	6.41%
Russell 1000 Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	7.83%

[1]	Before the Fund commenced operations, all of the assets and liabilities of the Old Mutual Large Cap Growth Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on April 12, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. For more information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund's SAI.